Cover	May 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	Civitas Resources, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35371
Entity Tax Identification Number	61-1630631
Entity Address, Address Line One	555 17th Street, Suite 3700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	293-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001509589